Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.4%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E)	1,340	$ 3,153

International Equity Funds - 12.7%
Transamerica Emerging Markets Opportunities (C)	1,256,503	14,876,992
Transamerica International Equity (C)	1,373,544	29,558,658
Transamerica International Growth (C)	2,761,579	27,505,326
Transamerica International Small Cap Value (C)	187,436	3,047,711
Transamerica International Stock (C)	1,463,202	16,987,777

		91,976,464

International Fixed Income Funds - 6.1%
Transamerica Emerging Markets Debt (C)	2,140,123	23,348,739
Transamerica Inflation Opportunities (C)	1,818,105	20,708,221

		44,056,960

U.S. Alternative Fund - 1.1%
Transamerica Event Driven (C)	695,337	7,746,053

U.S. Equity Funds - 22.1%
Transamerica Capital Growth (C)	1,254,776	31,105,888
Transamerica Large Cap Value (C)	3,379,463	45,217,215
Transamerica Mid Cap Growth (C)	162,609	2,419,621
Transamerica Mid Cap Value (C)	343,205	4,331,252
Transamerica Mid Cap Value Opportunities (C)	219,755	3,164,473
Transamerica Small Cap Growth (C)	815,166	7,654,406
Transamerica Small Cap Value (C)	613,036	7,718,121

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E)	1,529	$ 1,073
Transamerica Sustainable Equity Income (C)	1,598,268	14,704,066
Transamerica US Growth (C)	1,330,724	43,115,464

		159,431,579

U.S. Fixed Income Funds - 55.3%
Transamerica Bond (C)	6,400,501	61,956,852
Transamerica Core Bond (C)	5,676,561	57,730,627
Transamerica High Yield Bond (C)	831,817	7,727,582
Transamerica Intermediate Bond (C)	6,233,483	65,389,239
Transamerica Short-Term Bond (C)	1,851,551	18,922,853
Transamerica Total Return (C)	17,993,956	187,676,956

		399,404,109

U.S. Mixed Allocation Fund - 1.1%
Transamerica Energy Infrastructure (C)	1,251,600	8,035,270

Total Investment Companies (Cost $610,575,247)		710,653,588

Total Investments (Cost $610,575,247)		710,653,588
Net Other Assets (Liabilities) - 1.6%		11,354,108

Net Assets - 100.0%		$ 722,007,696

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	72	09/17/2021	$15,188,536	$15,802,200	$613,664	$—

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$710,649,362	$—	$—	$710,649,362

Total	$710,649,362	$—	$—	$710,649,362

Investment Companies Measured at Net Asset Value (E)				4,226

Total Investments				$710,653,588

Other Financial Instruments
Futures Contracts (G)	$613,664	$—	$—	$613,664

Total Other Financial Instruments	$613,664	$—	$—	$613,664

Transamerica Funds	Page 1

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)	Affiliated investment in the Class I2 shares of Transamerica Funds, and liquidating trusts of former Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2021	Shares as of July 31, 2021	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$59,858,192	$1,528,717	$—	$—	$569,943	$61,956,852	6,400,501	$1,457,726	$70,054
Transamerica Capital Growth	31,470,009	6,327,849	(13,000,000)	5,202,252	1,105,778	31,105,888	1,254,776	—	3,827,849
Transamerica Core Bond	56,702,888	3,295,705	—	—	(2,267,966)	57,730,627	5,676,561	1,175,642	2,120,063
Transamerica Emerging Markets Debt	21,728,390	461,529	—	—	1,158,820	23,348,739	2,140,123	576,908	—
Transamerica Emerging Markets Opportunities	14,497,453	100,311	(2,700,000)	491,947	2,487,281	14,876,992	1,256,503	100,311	—
Transamerica Energy Infrastructure	7,221,272	190,728	(2,000,000)	(84,478)	2,707,748	8,035,270	1,251,600	320,039	—
Transamerica Event Driven	7,385,753	547,258	—	—	(186,958)	7,746,053	695,337	242,304	304,954
Transamerica Global Allocation Liquidating Trust	3,797	—	—	—	(644)	3,153	1,340	—	—
Transamerica High Yield Bond	6,943,270	258,767	—	—	525,545	7,727,582	831,817	258,771	—
Transamerica Inflation Opportunities	19,500,257	288,105	—	—	919,859	20,708,221	1,818,105	288,105	—
Transamerica Intermediate Bond	64,237,751	10,096,745	(6,700,000)	(112,926)	(2,132,331)	65,389,239	6,233,483	1,901,322	1,195,423
Transamerica International Equity	28,291,194	442,880	(8,500,000)	1,237,611	8,086,973	29,558,658	1,373,544	442,880	—
Transamerica International Growth	25,809,852	304,875	(5,500,000)	709,312	6,181,287	27,505,326	2,761,579	304,875	—
Transamerica International Small Cap Value	3,696,800	47,910	(2,000,000)	657,485	645,516	3,047,711	187,436	47,910	—
Transamerica International Stock	14,048,329	222,012	(2,000,000)	239,347	4,478,089	16,987,777	1,463,202	222,012	—
Transamerica Large Cap Value	32,489,680	11,869,064	(13,000,000)	1,763,757	12,094,714	45,217,215	3,379,463	369,064	—
Transamerica Mid Cap Growth	4,180,343	218,311	(2,700,000)	653,212	67,755	2,419,621	162,609	67,867	150,444
Transamerica Mid Cap Value	3,728,521	732,689	(1,000,000)	201,017	669,025	4,331,252	343,205	47,943	684,746
Transamerica Mid Cap Value Opportunities	2,201,627	26,171	—	—	936,675	3,164,473	219,755	26,171	—
Transamerica Short-Term Bond	18,519,096	239,028	—	—	164,729	18,922,853	1,851,551	239,028	—
Transamerica Small Cap Growth	3,500,816	2,832,028	—	—	1,321,562	7,654,406	815,166	—	332,029
Transamerica Small Cap Value	3,696,314	2,012,126	—	—	2,009,681	7,718,121	613,036	12,126	—
Transamerica Small Company Growth Liquidating Trust	1,073	—	—	—	—	1,073	1,529	—	—
Transamerica Sustainable Equity Income	33,171,988	394,194	(27,500,000)	(3,667,230)	12,305,114	14,704,066	1,598,268	394,194	—
Transamerica Total Return	183,329,712	17,122,344	(2,900,000)	(189,252)	(9,685,848)	187,676,956	17,993,956	8,984,837	3,137,507
Transamerica US Growth	40,443,188	3,685,590	(9,500,000)	3,329,083	5,157,603	43,115,464	1,330,724	80,910	3,604,680

Total	$686,657,565	$63,244,936	$(99,000,000)	$10,431,137	$49,319,950	$710,653,588	61,655,169	$17,560,945	$15,427,749

Transamerica Funds	Page 2

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Restricted securities. At July 31, 2021, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$13,784	$3,153	0.0	%(A)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	15,291	1,073	0.0	(A)

Total			$29,075	$4,226	0.0	%(A)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	There were no transfers in or out of Level 3 during the period ended July 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Funds	Page 3

Transamerica Asset Allocation – Conservative Portfolio

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 4